Inventories	12 Months Ended
Jun. 30, 2025
Inventories [Abstract]
INVENTORIES
3.	INVENTORIES
Inventories consisted of the following:

	June 30, 2025	June 30, 2024
	$	$
Raw materials	258,300	372,695
Work in process	26,695	30,817
Finished goods	676,178	840,812

Inventories	961,173	1,244,324

In determining any valuation allowances, the Company reviews inventory for obsolete, redundant, and slow-moving goods. During the year ended June 30, 2025 and 2024, the write-down of inventories to net realizable value was $0 and $9,614 respectively. Contributing factors to the decrease in net realizable value included lower demand and downward pricing pressure for certain products. As of June 30, 2025 and 2024, the Company has $0 and $103,434 respectively as a valuation allowance to reduce weighted average cost to new basis.